Preferred Shares - Preferred Share Dividends Declared (Details) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Jan. 26, 2020	Oct. 09, 2019	Dec. 14, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Dividends declared per share	$ 0.0425	$ 0.04	$ 0.04
Series A
Disclosure of classes of share capital [line items]
Dividends declared				$ 5	$ 9	$ 5
Series B
Disclosure of classes of share capital [line items]
Dividends declared				1	1	1
Series C
Disclosure of classes of share capital [line items]
Dividends declared				8	14	9
Series E
Disclosure of classes of share capital [line items]
Dividends declared				9	15	8
Series G
Disclosure of classes of share capital [line items]
Dividends declared				7	11	7
Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared				$ 30	$ 50	$ 30